CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
Cash flows from operating activities:
Net income (loss)	(228,487)	30,782	16,916	$ (36,302)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Allowance for doubtful receivables	(47)	1,793		(7)
Depreciation of fixed assets	24,870	20,098	12,742	3,951
Share-based compensation	11,457	10,300	3,997	1,821
Deferred income tax (expense) benefit	23,998	(23,998)		3,813
Unrealized foreign currency exchange (income) loss	(49,994)	2,317	(354)	(7,943)
Changes in operating assets and liabilities:
Increase in inventories	(687,010)	(355,529)	(239,931)	(109,155)
Increase in accounts receivable	(49,520)	(7,831)	(3,739)	(7,868)
Increase in prepaid expenses and other current assets	(34,747)	(48,699)	(34,474)	(5,521)
Decrease in due from related parties	2,826	116	883	449
(Increase) decrease in other non-current assets	7,709	(11,404)	(487)	1,225
Increase in accounts payable	609,793	240,741	245,809	96,886
Increase in deferred revenue	133,153	41,558	22,760	21,156
Increase in accrued expenses and other current liabilities	96,306	85,852	42,409	15,301
Increase (decrease) in amounts due to related parties	(2,562)	(520)	5,206	(407)
Net cash provided by (used in) operating activities	(142,255)	(14,424)	71,737	(22,601)
Cash flows from investing activities:
Purchases of fixed assets	(62,273)	(41,824)	(22,828)	(9,894)
Proceeds received from maturity of held-to-maturity investments	1,865,000	1,728,000	823,000	296,319
Purchases of held-to-maturity investments	(1,885,000)	(1,638,000)	(863,000)	(299,496)
Time deposits placed with financial institution	(2,766,366)			(439,531)
Maturity of time deposits	1,587,527			252,233
Net cash (used in) provided by investing activities	(1,261,112)	48,176	(62,828)	(200,369)
Cash flows from financing activities:
Proceeds from short-term bank loan	150,000			23,833
Proceeds from exercise of share options	20,008	10,398		3,179
Proceeds from disposal of Class B common shares received on behalf of selling shareholders		257,124
Payment of proceeds from disposal of Class B common shares to selling shareholders	(257,124)			(40,853)
Proceeds from initial public offering		1,343,357
Reimbursement of initial public offering costs	7,711			1,225
Initial public offering costs	(1,526)	(15,219)		(242)
Net cash provided by (used in) financing activities	(80,931)	1,595,660		(12,858)
Effect of exchange rate changes on cash and cash equivalents	(14,646)	(13,265)	341	(2,330)
Net increase (decrease) in cash and cash equivalents	(1,498,944)	1,616,147	9,250	(238,158)
Cash and cash equivalents at beginning of the year	1,691,906	75,759	66,509	268,817
Cash and cash equivalents at end of the year	192,962	1,691,906	75,759	30,659
Supplementary disclosures of cash flow information:
Payable for purchase of property and equipment	10,197			$ 1,620